INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of inventories
Raw materials	$ 43,987,539	$ 69,340,896
Work in progress	40,004,269	41,547,820
Finished goods	160,540,655	207,614,743
Total	244,532,463	318,503,459
Inventory written down	$ 40,588,365	$ 39,555,386	$ 22,242,087